FAIR VALUE DISCLOSURES - CARRYING VALUES AND FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments classified as Level 3	$ 31	$ 39
Financial Instruments [Abstract]
Mortgage loans on real estate	17	0
Policyholders' liabilities: Investment contracts	2,403	2,158
Policy loans	176	159
Reported Value Measurement
Financial Instruments [Abstract]
Mortgage loans on real estate	17
Policyholders' liabilities: Investment contracts	168	177
Policy loans	176	159
Estimate of Fair Value Measurement
Financial Instruments [Abstract]
Mortgage loans on real estate	16
Policyholders' liabilities: Investment contracts	170	184
Policy loans	210	189
Estimate of Fair Value Measurement | Level 3
Financial Instruments [Abstract]
Mortgage loans on real estate	16
Policyholders' liabilities: Investment contracts	170	184
Policy loans	$ 210	$ 189